Income Tax Provisions (Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Current:
Federal	$ (47,053)	$ 39,514	$ (43,024)
State	3,908	2,674	(2,219)
Foreign	(273)	1,314	156
Total current	(43,418)	43,502	(45,087)
Deferred:
Federal	21,570	6,099	42,695
State	13,018	(10,001)	15,403
Foreign	16	44
Total deferred	34,604	(3,858)	58,098
Total	$ (8,814)	$ 39,644	$ 13,011